Cover - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Document Information [Line Items]
Document Type	40-F
Document Registration Statement	false
Document Annual Report	true
Current Fiscal Year End Date	--12-31
Document Period End Date	Dec. 31, 2024
Entity File Number	001-39974
Entity Registrant Name	WEST FRASER TIMBER CO. LTD.
Entity Incorporation, State or Country Code	A1
Entity Tax Identification Number	98-1630330
Entity Address, Address Line One	1500 – 885 West Georgia Street
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Country	CA
Entity Address, Postal Zip Code	V6C 3E8
City Area Code	604
Local Phone Number	895-2700
Title of 12(b) Security	Common Shares, no par value
Trading Symbol	WFG
Security Exchange Name	NYSE
Annual Information Form	true
Audited Annual Financial Statements	true
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Entity Central Index Key	0001402388
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Amendment Flag	false
Classes of share capital
Document Information [Line Items]
Number of shares issued	79,988,266	81,720,996
Business Contact
Document Information [Line Items]
Contact Personnel Name	West Fraser, Inc.
Entity Address, Address Line One	57 Germantown Court
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Cordova
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	38018-4274
City Area Code	901
Local Phone Number	620-4200